Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Lease Costs and Supplemental Disclosures
Lease costs incurred by lease type, and/or type of payment for the annual periods ending December 31 were as follows:

(in millions)	2023	2022	2021
Short-term lease cost	$1	$2	$2
Operating lease cost	55	53	56
Variable lease cost	22	21	18
Total lease cost	$78	$76	$76
Other supplemental quantitative disclosures for the years ended December 31 are as follows:

(in millions)	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$54	$52	$56
Right-of-use assets obtained in exchange for operating lease liabilities	42	62	49
Weighted-average remaining lease term (in years) - operating leases	6.28	6.57	6.22
Weighted-average discount rate - operating leases	3.39%	2.83%	2.97%

Schedule of Estimated Undiscounted Future Lease Payments
Estimated undiscounted future lease payments under non-cancellable operating leases as of December 31, 2023, are as follows:

(in millions)	Operating Lease Liabilities
2024	$44
2025	34
2026	29
2027	18
2028	13
Thereafter	40
Total undiscounted future cash flows	178
Less: imputed interest	19
Present value of future cash flows	$159